Federal Home Loan Bank ("FHLB") Advances - Summary of Federal Home Loan Bank Advances (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Federal Home Loan Bank, Advances [Line Items]
FHLB advances fixed rate	$ 65,000	$ 27,500
0.71% Fixed Rate Advances Due 2017 [Member]
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank Advances Maturity Year	2017
FHLB advances fixed interest rate	0.71%
FHLB advances fixed rate	$ 10,000
0.51% Fixed Rate Advances Due 2017 [Member]
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank Advances Maturity Year	2017
FHLB advances fixed interest rate	0.51%
FHLB advances fixed rate	$ 10,000
0.71% Fixed Rate Advances Due 2017 [Member]
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank Advances Maturity Year	2017
FHLB advances fixed interest rate	0.71%
FHLB advances fixed rate	$ 3,000
0.84% Fixed Rate Advances Due 2017 [Member]
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank Advances Maturity Year	2017
FHLB advances fixed interest rate	0.84%
FHLB advances fixed rate	$ 8,000
0.76% Fixed Rate Advances Due 2017 [Member]
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank Advances Maturity Year	2017
FHLB advances fixed interest rate	0.76%
FHLB advances fixed rate	$ 7,000
0.80% Fixed Rate Advances Due 2017 [Member]
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank Advances Maturity Year	2017
FHLB advances fixed interest rate	0.80%
FHLB advances fixed rate	$ 7,000
0.93% Fixed Rate Advances Due 2017 [Member]
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank Advances Maturity Year	2017
FHLB advances fixed interest rate	0.93%
FHLB advances fixed rate	$ 10,000
0.66% Fixed Rate Advances Due 2017 [Member]
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank Advances Maturity Year	2017
FHLB advances fixed interest rate	0.66%
FHLB advances fixed rate	$ 10,000
0.32% Fixed Rate Advances Due 2016 [Member]
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank Advances Maturity Year		2016
FHLB advances fixed interest rate		0.32%
FHLB advances fixed rate		$ 7,500
0.37% Fixed Rate Advances Due 2016 [Member]
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank Advances Maturity Year		2016
FHLB advances fixed interest rate		0.37%
FHLB advances fixed rate		$ 20,000